Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SAI.TECH GLOBAL CORPORATION
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,413,299
Amendment Flag	false
Entity Central Index Key	0001847075
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40368
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	168976
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	168976
Contact Personnel Name	Ian Zou
City Area Code	65
Local Phone Number	9656 5641
Ordinary Shares, par value $0.0001 per share
Document Information Line Items
Trading Symbol	SAI
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Warrants exercisable to purchase Ordinary Shares
Document Information Line Items
Trading Symbol	SAITW
Title of 12(b) Security	Warrants exercisable to purchase Ordinary Shares
Security Exchange Name	NASDAQ